Property, Plant and Equipment (Impairment Reversal) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment [abstract]
Impairment reversal	$ 1,540.9	$ 2,514.4
Impairment	(985.0)	0.0
Impairment on assets held for sale	(127.3)	0.0
Impairment reversal	$ 428.6	$ 2,514.4